PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	¥ 383,956	$ 52,602	¥ 537,402	¥ 472,085
Cost of revenues	(463,118)	(63,447)	(614,010)	(624,494)
General and administrative expenses	(404,372)	(55,399)	(330,078)	(311,160)
Selling expenses	(48,626)	(6,662)	(56,299)	(61,479)
Operating loss	(532,160)	(72,906)	(462,985)	(525,048)
Interest income	13,982	1,916	10,832	10,021
Interest expense	(193,199)	(26,468)	(165,669)	(120,357)
Other income, net	(9,264)	(1,269)	(10,777)	(216,610)
Foreign exchange gain(loss)	(17,468)	(2,393)	10,149	54,982
Net loss attributable to Concord Medical Services Holdings Limited	(308,243)	(42,228)	(297,658)	(489,661)
Foreign currency translation, net tax of nil	(7,630)	(1,045)	(6,480)	(53,964)
Unrealized losses on available-for-sale securities, net	(4,299)	(589)	(31,173)
Total other comprehensive income (loss), net of tax	(11,929)	(1,634)	(37,653)	(53,964)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(320,172)	(43,862)	(335,311)	(543,625)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Total Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(2,642)	(362)	(2,414)	5,242
Selling expenses	0	0	0	(524)
Operating loss	(2,642)	(362)	(2,414)	4,718
Equity in loss of subsidiaries	(422,351)	(57,860)	(314,122)	(605,175)
Interest income	438	60	14	0
Interest expense	(47,314)	(6,482)	(9,926)	(10,394)
Changes in fair value of derivatives	168	23	5,282	1,055
Other income, net	0	0	(1,008)	96,609
Foreign exchange gain(loss)	(8,416)	(1,153)	24,516	23,526
Net loss attributable to Concord Medical Services Holdings Limited	(480,117)	(65,774)	(297,658)	(489,661)
Foreign currency translation, net tax of nil	(7,630)	(1,045)	(6,480)	(53,964)
Unrealized losses on available-for-sale securities, net	(4,299)	(589)	(31,173)	0
Total other comprehensive income (loss), net of tax	(11,929)	(1,634)	(37,653)	(53,964)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (492,046)	$ (67,408)	¥ (335,311)	¥ (543,625)